Putnam Investments

One Post Office Square

Boston, MA 02109

March 2, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:        Putnam RetirementReady Funds (the “Trust”) (Reg. Nos. (333-117134) (811-21598)

(the “Trust”) Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 24, 2017.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-800-225-2465, ext. 10044

Very truly yours,

Putnam RetirementReady Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: James Thomas, Esq.